Acquisitions and Divestitures - Unaudited Pro Forma Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Revenues	$ 990,544	$ 761,443	$ 431,060
Net income (loss)	$ (602,044)	$ 257,839	$ 40,940
Basic earnings per share	$ (4.08)
Diluted earnings per share	$ (4.08)